Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Property, in development commitment
The Company entered into agreements for the engineering design and modification of its facility in Indianapolis, Indiana, which is recorded in property, in development. As at December 31, 2021, the Company is committed to future payments of approximately $5.6 million, relating to the continued construction and retrofit of the building. During the years ended December 31, 2021 and December 31, 2020 approximately $6.1 million and $4.9 million, respectively, has been recorded within property, plant and equipment in connection with these agreements.
Clinical trial and commercial commitments
The Company in the normal course of business enters into various services and supply agreements in connection with its clinical trials to ensure the supply of certain product and product lines during the Company’s clinical phase. These agreements often have minimum purchase commitments and generally terminate upon the termination of the clinical trial. Minimum purchase commitments under these agreements include individual commitments up to $3.8 million. Aggregate remaining minimum commitments amount to approximately $6.8 million with payments ranging from three to eight years or upon completion of the clinical trial, if earlier. The Company recorded research and development expenses in connection with its supply agreements of approximately $3.6 million during the year ended December 31, 2021 (year ended December 31, 2020 – $0.1 million).
The Company also has a supply agreement with a third party to purchase certain products for use in the Company’s full scale production process. The Company is committed to purchase a minimum quantity of product in the amount of approximately $49.8 million ($62.9 million CAD) over the remaining contract term. The purchase commitments are contingent upon the completion of certain milestones by the third-party supplier. The Company recorded $nil in connection with this agreement during the year ended December 31, 2021 (year ended December 31, 2020 – $nil).
The Company also has an agreement with a third party to provide certain services in connection with the Company’s SPLASH clinical phase study. The agreement expires on the date of the completion or termination of the clinical trial. The remaining minimum purchase commitment under this agreement is approximately $46.4 million with payments that range from one to six years. The Company recorded research and development expenses in connection with this agreement of approximately $8.9 million during the year ended December 31, 2021 (year ended December 31, 2020 – $1.1 million).